Consolidated statements of changes in equity (CHF) In Millions, except Share data, unless otherwise specified		Total		Total shareholders' equity	Common shares	Additional paid-in capital		Retained earnings	Treasury shares, at cost	Accumulated other comprehensive income	Noncontrolling interests		Comprehensive income (loss)
Balance at Dec. 31, 2008		47,221		32,302	47	25,166		18,780	(752)	(10,939)	14,919
Balance (in shares) at Dec. 31, 2008					1,163,892,033
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(7)									(7)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(379)									(379)
Sale of subsidiary shares to noncontrolling interests, changing ownership		4		(1)		(1)					5
Sale of subsidiary shares to noncontrolling interests, not changing ownership		1,124									1,124
Net income/(loss)		6,411		6,724				6,724			(313)
Gains/(losses) on cash flow hedges		104		104						104			104
Foreign currency translation		(768)		(559)						(559)	(209)		(768)
Unrealized gains/(losses) on securities		47		47						47			47
Actuarial gains/(losses)		(348)		(348)						(348)			(348)
Net prior service cost		57		57						57			57
Total other comprehensive income/(loss), net of tax		(908)	[1]	(699)						(699)	(209)		(908)
Issuance of common shares		17		17		17
Issuance of common shares (in shares)					734,529
Sale of treasury shares		17,657		17,657		223			17,434
Sale of treasury shares (in shares)					387,910,385
Repurchase of treasury shares		(19,019)		(19,019)					(19,019)
Repurchase of treasury shares (in shares)					(421,658,017)
Share-based compensation, net of tax		930		930		(551)			1,481
Share-based compensation, net of tax (in shares)					38,331,965
Financial instruments indexed to own shares		(188)		(188)		(188)
Cash dividends paid		(375)		(246)				(246)			(129)
Change in scope of consolidation, net		(4,258)									(4,258)
Other		98		40		40					58
Balance at Dec. 31, 2009		48,328		37,517	47	24,706		25,258	(856)	(11,638)	10,811
Balance (in shares) at Dec. 31, 2009					1,169,210,895
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(57)		(20)		(20)					(37)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(2,059)									(2,059)
Sale of subsidiary shares to noncontrolling interests, changing ownership		1									1
Sale of subsidiary shares to noncontrolling interests, not changing ownership		1,907									1,907
Net income/(loss)		5,920		5,098				5,098			822
Cumulative effect of accounting changes, net of tax (Accounting Standards Update 2009-17 Consolidations (Topic 810))		(2,249)		(2,249)				(2,384)		135
Gains/(losses) on cash flow hedges		8		8						8			8
Foreign currency translation		(3,579)		(2,835)						(2,835)	(744)		(3,579)
Unrealized gains/(losses) on securities		7		7						7			7
Actuarial gains/(losses)		(245)		(245)						(245)			(245)
Net prior service cost		13		13						13			13
Total other comprehensive income/(loss), net of tax		(3,796)	[1]	(3,052)						(3,052)	(744)		(3,796)
Issuance of common shares		9		9		9
Issuance of common shares (in shares)					804,260
Sale of treasury shares		24,749		24,749		19			24,730
Sale of treasury shares (in shares)					526,878,697
Repurchase of treasury shares		(26,846)		(26,846)					(26,846)
Repurchase of treasury shares (in shares)					(569,477,317)
Share-based compensation, net of tax		836		827		(1,593)			2,420		9
Share-based compensation, net of tax (in shares)					46,529,530
Financial instruments indexed to own shares		(95)		(95)		(95)
Cash dividends paid		(2,800)		(2,656)				(2,656)			(144)
Change in scope of consolidation, net		(911)									(911)
Other		78									78
Balance at Dec. 31, 2010		43,015		33,282	47	23,026		25,316	(552)	(14,555)	9,733
Balance (in shares) at Dec. 31, 2010	[2]				1,173,946,065
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(100)		6		6					(106)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[3],[4]	(3,042)									(3,042)
Sale of subsidiary shares to noncontrolling interests, changing ownership				(7)		(7)					7
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[3]	522									522
Net income/(loss)		2,741		1,953				1,953			788	[5]
Gains/(losses) on cash flow hedges		(33)		(33)						(33)			(33)
Foreign currency translation		(263)		(308)						(308)	45		(263)
Unrealized gains/(losses) on securities		(18)		(18)						(18)			(18)
Actuarial gains/(losses)		(615)		(615)						(615)			(615)
Net prior service cost		395		395						395			395
Total other comprehensive income/(loss), net of tax		(534)	[1]	(579)						(579)	45		(534)
Issuance of common shares		1,127		1,127	2	1,125
Issuance of common shares (in shares)					38,158,620
Sale of treasury shares		11,853		11,853		(102)			11,955
Sale of treasury shares (in shares)					367,978,216
Repurchase of treasury shares		(11,790)		(11,790)					(11,790)
Repurchase of treasury shares (in shares)					(366,790,491)
Share-based compensation, net of tax		152		152		(145)	[6]		297
Share-based compensation, net of tax (in shares)					7,030,578
Financial instruments indexed to own shares	[7]	164		164		164
Cash dividends paid		(1,948)		(1,862)		(1,646)	[8]	(216)			(86)
Changes in redeemable noncontrolling interests		(765)		(625)		(625)	[9]				(140)
Change in scope of consolidation, net		(310)									(310)
Balance at Dec. 31, 2011		41,085		33,674	49	21,796		27,053	(90)	(15,134)	7,411
Balance (in shares) at Dec. 31, 2011	[10]				1,220,322,988

[1]	Refer to "Note 25 - Accumulated other comprehensive income" for details on the components of other comprehensive income.
[2]	At par value CHF 0.04 each, fully paid, net of 12,228,377 treasury shares. In addition to the treasury shares, a maximum of 282,101,278 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.
[3]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[4]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[5]	Net income attributable to noncontrolling interests excludes CHF 49 million due to redeemable noncontrolling interests.
[6]	Includes a net tax charge of CHF 280 million from the excess recognized compensation expense over fair value of shares delivered.
[7]	The Group has purchased certain call options on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options are designated as equity instruments and, as such, are initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[8]	Paid out of reserves from capital contributions.
[9]	Represents the accrued portion of the redemption value of redeemable noncontrolling interests in Credit Suisse Hedging-Griffo Investimentos S.A. Refer to "Other commitments" in Note 31 - Guarantees and commitments for further information.
[10]	At par value CHF 0.04 each, fully paid, net of 4,010,074 treasury shares. In addition to the treasury shares, a maximum of 643,807,004 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.